ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Aug. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Summary of principal subsidiaries and VIE subsidiaries and schools

The Group’s principal subsidiaries and VIEs and schools as of August 31, 2019 are as follows:

Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as of August 31, 2019	Principal activities
Wholly owned subsidiaries:
Impetus	Cayman	April 1, 2014	100%	Investment holding
Zhuhai Bright Scholar	The PRC	January 24, 2017	100%	Management consulting service
Time Education China Holdings Limited	Hong Kong	August 16, 2013	100%	Investment holding
Time Elan Education Technology Co., Ltd.	The PRC	December 6, 2013	100%	Complementary education services
Shenzhen Qianhai Xingkeyucai Trading Co., Ltd.	The PRC	December 15, 2016	100%	Complementary education services
Bright Scholar (Enlightenment) Investment Holdings Limited	Cayman	December 27, 2017	100%	Investment holding
Bright Scholar (UK) Holdings Limited	The UK	July 31, 2018	100%	Investment holding
Bright Scholar (BCS) Limited	The UK	August 1, 2018	100%	Overseas School
Bright Scholar (BCS) Property Limited	The UK	August 1, 2018	100%	Overseas School
Bright Scholar (BCS) Management Limited	The UK	August 1, 2018	100%	Overseas School
Beijing Bright Scholar Education Consulting Limited Co., Ltd.	The PRC	July 20, 2016	100%	Complementary education services
Foshan Shunde Elan Education Training Co., Ltd.	The PRC	April 12, 2017	100%	Complementary education services
Shenzhen Elan Education Training Co., Ltd.	The PRC	April 1, 2017	100%	Complementary education services
Guangdong Bright Scholar Education Technology Co., Ltd.	The PRC	September 26, 2017	100%	Complementary education services
Guangzhou Elan Education Consulting Co., Ltd.	The PRC	December 20, 2017	100%	Complementary education services
Guangdong Zhixing Weilai Logistics Management Co., Ltd.	The PRC	October 24, 2018	100%	Complementary education services
CATS Colleges Holdings Limited	The UK	March 13, 2019	100%	Investment holding
CEG Colleges Limited	The UK	August 29, 2007	100%	Investment holding
Cambridge Arts and Science Limited	The UK	October 23, 1997	100%	Overseas School
CATS Canterbury Limited	The UK	August 29, 2007	100%	Overseas School
CATS College London Limited	The UK	November 17, 2010	100%	Overseas School
Cambridge School of Visual and Performing Arts Limited	The UK	February 22, 1989	100%	Inactive
CATS Retail Limited	The UK	August 29, 2007	100%	Inactive
Cambridge School of Art and Design Limited	The UK	September 29, 1997	100%	Inactive
Stafford House Companies Limited	The UK	August 29, 2007	100%	Investment holding
Stafford House School of English Limited	The UK	April 12, 1960	100%	Overseas School
Stafford House Study Holidays Limited	The UK	July 14, 1989	100%	Overseas School
Study Holidays Limited	The UK	March 17, 1998	100%	Inactive
CEG Properties Limited	The UK	March 3, 1989	100%	Investment holding
CEG Holdings Canada Inc.	Canada	April 3, 2016	100%	Investment holding
976821 Ontario Inc.	Canada	February 24, 1992	100%	Overseas School
744648 Alberta Inc.	Canada	February 24, 1992	100%	Overseas School
Cambridge Education Group Holdings Inc.	The US	November 29, 2011	100%	Investment holding
CATS Academy Boston Inc.	The US	July 5, 2012	100%	Overseas School
Boston Academy of English Inc.	The US	February 7, 1992	100%	Overseas School
Intrax English Academies LLC	The US	May 22, 2015	100%	Overseas School
Bright Scholar Education Consulting (Huizhou) Co., Ltd.	The PRC	November 23, 2018	100%	Complementary education services
Beijing Jingshiboda Education Technology Co., Ltd.	The PRC	July 18, 2019	100%	Complementary education services
Non-wholly owned subsidiaries:
Zhuhai Hengqin Kaidi Education Consulting Co., Ltd.	The PRC	May 11, 2017	80%	Complementary education services
Zhuhai Xin Xu Education Management Co., Ltd.	The PRC	August 8, 2018	75%	Complementary education services
Xin Rui Management Co., Ltd.	Hong Kong	May 2, 2018	75%	Investment holding
New Bridge Management Co., Ltd	Cayman	March 21, 2018	75%	Investment holding
Foundation Education China Limited	Hong Kong	July 19, 2012	75%	Study-abroad consulting service
Foundation Academy Limited	Hong Kong	June 16, 2009	75%	Study-abroad consulting service
Foundation Education Services Limited	Hong Kong	April 12, 2000	75%	Study-abroad consulting service
Foundation Information Consulting (Shenzhen) Co., Ltd.	The PRC	October 29, 2012	75%	Study-abroad consulting service
FGE Holdings Limited	The British Virgin Islands	March 24, 2016	75%	Study-abroad consulting service
Foundation Global Education Limited	Hong Kong	June 22, 2009	75%	Study-abroad consulting service
Can-achieve (Beijing) Education Consulting Co., Ltd.	The PRC	May 14, 2008	70%	Study-abroad consulting service and referral service
Can-achieve Global Education, Inc. (Los Angeles)	The US	August 1, 2016	70%	Study-abroad consulting service and referral service
Can-Achieve International Education Limited	Hong Kong	July 23, 2015	70%	Study-abroad consulting service and referral service
Guangzhou Can-achieve Global Consulting Co., Ltd.	The PRC	May 19, 2016	70%	Study-abroad consulting service and referral service
Zhengzhou Dahua Education Consulting Co., Ltd.	The PRC	March 28, 2001	70%	Study-abroad consulting service and referral service
Bright Scholar Wanjia (Beijing) Education Consulting Co., Ltd.	The PRC	June 11, 1999	70%	Study-abroad consulting service and referral service
Hangzhou Impression Arts Training Co., Ltd.	The PRC	May 19, 2010	70%	Complementary education services
Zhuhai Hengqin Dingjia Education Consulting Limited	The PRC	March 13, 2019	70%	Complementary education services
Cambridge Education Technology (Shanghai) Co Limited	The PRC	August 21, 2018	70%	Investment holding
CEG Hong Kong JV Limited	Hong Kong	September 10, 2018	52%	Investment holding

Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as of August 31, 2019	Principal activities
Subsidiaries and schools of VIE
BGY Education Investment	The PRC	October 16, 2014	100%	Investment holding
Time Elan Education Technology (Beijing) Co., Ltd.	The PRC	December 17, 2012	100%	Complementary education services
Shenzhen Time Elan Technology Co., Ltd.	The PRC	October 19, 2015	100%	Complementary education services
Shanghai Elan Education and Training Co., Ltd.	The PRC	September 30, 2016	100%	Complementary education services
Guangdong Xingjian Education Co., Ltd.	The PRC	April 2, 2015	100%	Complementary education services
Guangdong Country Garden School ("GCGS")	The PRC	January 3, 1994	100%	Kindergarten and formal education services*
Huanan Country Garden School ("HCGS")	The PRC	June 2, 2004	100%	Formal education services*
Huanan Country Garden Bilingual Kindergarten	The PRC	June 22, 2004	100%	Kindergarten education services
Phoenix City Country Garden Kindergarten	The PRC	December 13, 2009	100%	Kindergarten education services
Phoenix City Bilingual School ("PCBS")	The PRC	April 1, 2004	100%	Formal education services*
Country Garden Huacheng School	The PRC	August 21, 2003	100%	Formal education services*
Country Garden Huacheng Kindergarten	The PRC	August 21, 2003	100%	Kindergarten education services
Xiju Country Garden Kindergarten	The PRC	March 3, 2013	100%	Kindergarten education services
Dalang Country Garden Kindergarten	The PRC	March 15, 2013	100%	Kindergarten education services
Huadu Holiday Peninsula Kindergarten	The PRC	August 5, 2013	100%	Kindergarten education services
Jurong Country Garden School	The PRC	September 1, 2013	100%	Kindergarten and formal education services*
Maoming Country Garden Kindergarten	The PRC	March 5, 2013	100%	Kindergarten education services
Country Garden Venice Bilingual School ("CGBS")	The PRC	September 1, 2007	100%	Formal education services*
Wuyi Country Garden Bilingual School	The PRC	September 1, 2009	100%	Kindergarten and formal education services*
Heshan Country Garden School	The PRC	September 1, 2010	100%	Formal education services*
Wuhan Country Garden School	The PRC	August 26, 2011	100%	Formal education services*
Ningxiang Country Garden School	The PRC	September 1, 2014	100%	Formal education services*
Zengcheng Country Garden School	The PRC	October 8, 2013	100%	Formal education services*
Country Garden Silver Beach School	The PRC	August 20, 2015	100%	Formal education services*
Country Garden Experimental School	The PRC	July 1, 2015	100%	Formal education services*
Huaxi Country Garden International School	The PRC	September 1, 2015	100%	Formal education services*
Laian Country Garden Foreign Language School	The PRC	August 11, 2015	100%	Formal education services*
Taishan Country Garden School	The PRC	August 24, 2015	100%	Kindergarten and formal education services*
Lanzhou Country Garden School	The PRC	September 1, 2016	100%	Kindergarten and formal education services*
Chuzhou Country Garden Foreign Language School	The PRC	April 17, 2017	100%	Formal education services*
Shaoguan Country Garden Foreign Language School	The PRC	September 1, 2017	100%	Formal education services*
Kaiping Country Garden School	The PRC	September 22, 2017	100%	Formal education services*
Huidong Silver Beach Education Consulting Co., Ltd.	The PRC	June 30, 2015	100%	Formal education services*
Ningxiang Country Garden Foreign Language Training School	The PRC	September 1, 2014	100%	Formal education services*
Phoenix City Bilingual Kindergarten	The PRC	April 16, 2008	100%	Kindergarten education services
Foshan Shunde Shengbo Culture and Arts Training Co., Ltd.	The PRC	July 16, 2015	100%	Complementary education services
Licheng Country Garden Bilingual Kindergarten	The PRC	November 17, 2004	100%	Kindergarten education services

Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as of August 31, 2019	Principal activities
Huaxi Country Garden International Kindergarten	The PRC	September 1, 2014	100%	Kindergarten education services
Nansha Country Garden Bilingual Kindergarten	The PRC	August 7, 2009	100%	Kindergarten education services
Shawan Country Garden Kindergarten	The PRC	July 5, 2010	100%	Kindergarten education services
Heshan Country Garden Kindergarten	The PRC	September 1, 2010	100%	Kindergarten education services
Country Garden Venice Kindergarten	The PRC	September 1, 2011	100%	Kindergarten education services
Wuhan Country Garden Kindergarten	The PRC	August 26, 2011	100%	Kindergarten education services
Huanan Country Garden Cuiyun Mountain Kindergarten	The PRC	May 31, 2012	100%	Kindergarten education services
Zengcheng Country Garden Kindergarten	The PRC	October 18, 2013	100%	Kindergarten education services
Fengxin Country Garden Kindergarten	The PRC	August 25, 2014	100%	Kindergarten education services
Phoenix City Fengyan Kindergarten	The PRC	August 25, 2014	100%	Kindergarten education services
Huiyang Country Garden Kindergarten	The PRC	September 17, 2014	100%	Kindergarten education services
Country Garden Silver Beach Kindergarten	The PRC	August 20, 2014	100%	Kindergarten education services
Haoting Country Garden Kindergarten	The PRC	November 27, 2014	100%	Kindergarten education services
Danyang Country Garden Kindergarten	The PRC	September 1, 2015	100%	Kindergarten education services
Qingyuan Country Garden Bilingual Kindergarten	The PRC	September 1, 2015	100%	Kindergarten education services
Shaoguan Zhenjiang Country Garden Foreign Language Kindergarten	The PRC	November 1, 2015	100%	Kindergarten education services
Gaoming Country Garden Kindergarten	The PRC	August 13, 2015	100%	Kindergarten education services
Enping Country Garden Kindergarten	The PRC	August 3, 2015	100%	Kindergarten education services
Laian Country Garden Kindergarten	The PRC	August 11, 2015	100%	Kindergarten education services
Kaiping Country Garden Jade Bay Kindergarten	The PRC	May 22, 2017	100%	Kindergarten education services
Chuzhou Country Garden Kindergarten	The PRC	April 17, 2017	100%	Kindergarten education services
Dongguan Qishi Country Garden Kindergarten	The PRC	January 12, 2018	100%	Kindergarten education services
Dongguan Qingxi Country Garden Kindergarten	The PRC	January 9, 2018	100%	Kindergarten education services
Ningxiang Country Garden Kindergarten	The PRC	September 1, 2014	100%	Kindergarten education services
Beijing Huanxue International Travel Limited	The PRC	September 14, 2016	100%	Complementary education services
Guangzhou Huihua Education Consulting Limited Co., Ltd.	The PRC	July 4, 2019	100%	Complementary education services
Haiyang Country Garden Kindergarten	The PRC	December 27, 2018	100%	Kindergarten education services
Foshan Shunde Beijiao Country Garden Guilanshan Kindergarten Co., Ltd.	The PRC	November 2, 2018	100%	Kindergarten education services
Xiangtan Yisuhe Country Garden Kindergarten	The PRC	May 20, 2019	100%	Kindergarten education services
Wuhan Ruijiang Bright Scholar Education Industry Investment Fund Limited Partnership	The PRC	October 10, 2018	99.98%	Investment holdings
Wuhan Qiaosheng Education Investment Co., Ltd.	The PRC	July 21, 2017	75%	Complementary education services
Wuhan Qingshan District Bilingual Kindergarten	The PRC	August 16, 2006	75%	Kindergarten education services
Wuhan Donghu Tech Development Zone Xinqiao Kindergarten	The PRC	September 8, 2008	75%	Kindergarten education services
Wuhan Donghu Tech Development Zone Xinqiao-Jinxiu Longcheng Kindergarten	The PRC	April 20, 2009	75%	Kindergarten education services
Wuhan Dongxihu District Dongqiao Kindergarten	The PRC	August 8, 2008	75%	Kindergarten education services
Wuhan Hongshan District Xinqiao Aijia Kindergarten	The PRC	November 25,2011	75%	Kindergarten education services
Shenghua Country Garden Bilingual School	The PRC	September 7, 2017	70%	Formal education services*
Baoding Baigou New City Shenghua Country Garden Kindergarten Co., Ltd.	The PRC	May 28, 2017	70%	Kindergarten education services
Baoding Baigou New City Bright Scholar Shenghua Education Consulting Co., Ltd.	The PRC	May 19, 2017	70%	Complementary education services
Guangzhou Zangxing Network Technology Co., Ltd. ("Zangxing")	The PRC	December 30, 2014	51.67%	Education Promotion Service
Chengdu Yinzhe Education and Technology Co., Ltd.	The PRC	June 11, 2015	70%	Complementary education services
Chengdu Laizhe Education and Technology Co., Ltd.	The PRC	November 12, 2013	70%	Complementary education services
Dreambig Career Limited	Hong Kong	June 14, 2017	70%	Complementary education services
Hubei Sannew Education Development Limited	The PRC	February 16, 2015	80%	Complementary education services
Sannew American Middle School	The PRC	May 26, 2016	80%	Formal education services*
Wuhan Mierdun Education Technology Limited	The PRC	May 17, 2019	79.20%	Complementary education services
Heze Qiqiaoban Education Technology Limited	The PRC	March 14, 2017	85%	Complementary education services
Heze Economic Development Zone Qiqiaoban-OCT Kindergarten	The PRC	October 17, 2014	85%	Kindergarten education services
Qiqiaoban Oscar Kindergarten	The PRC	October 8, 2015	85%	Kindergarten education services
Heze Economic Development Zone Electric Kindergarten	The PRC	August 3, 2013	85%	Kindergarten education services
HeZe Qiqiaoban Juancheng Kindergarten	The PRC	April 27, 2016	85%	Kindergarten education services
Heze Mudan District Yihai Kindergarten	The PRC	September 20, 2017	85%	Kindergarten education services
Juye Phoenix Qiqiaoban Dongfang Xintiandi Kindergarten	The PRC	December 30, 2015	85%	Kindergarten education services
Caoxian Qiqiaoban Kindergarten	The PRC	December 31, 2015	85%	Kindergarten education services
Juancheng Shuncheng International Kindergarten	The PRC	December 31, 2015	85%	Kindergarten education services
Shangdong Boshiyou Education Consulting Limited	The PRC	April 30, 2019	90%	Complementary education services
Chengdu Boxuele Education Management Consulting Co., Ltd.	The PRC	June 17, 2019	75%	Complementary education services

*  Formal education services includes primary, middle, high and international school services in the PRC.